Cost of Sales (Details) - Schedule of cost of sales - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cost Of Sales Abstract
Product purchases, packaging and logistics			SFr 173,758
Employee benefit and expenses			89,238
Inventory write-down			1,977,558
Total cost of sales	SFr 1,192,232		SFr 2,240,554